Lease - Schedule of Maturities of Lease Liabilities (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)
Operating Leases
Year ending December 31, 2021	¥ 41,613	$ 6,377
Year ending December 31, 2022	35,712	5,473
Year ending December 31, 2023	28,977	4,441
Year ending December 31, 2024	28,423	4,356
Year ending December 31, 2025 and thereafter	275,242	42,183
Total lease payments	409,967	62,830
Less imputed interest	(165,531)	(25,369)
Present value of lease liabilities	¥ 244,436	$ 37,461
Operating Lease, Liability, Statement of Financial Position [Extensible List]	cd:OperatingLeaseLiabilityMember	cd:OperatingLeaseLiabilityMember
Finance Leases
Year ending December 31, 2021	¥ 5,466	$ 838
Year ending December 31, 2022	5,568	853
Year ending December 31, 2023	5,659	867
Year ending December 31, 2024	5,774	885
Year ending December 31, 2025 and thereafter	178,953	27,426
Total lease payments	201,420	30,869
Less imputed interest	(136,528)	(20,924)
Present value of lease liabilities	¥ 64,892	$ 9,945
Finance Lease, Liability, Statement of Financial Position [Extensible List]	cd:FinanceLeaseLiabilitiesMember	cd:FinanceLeaseLiabilitiesMember